As filed with the U.S. Securities and Exchange Commission on May 4, 2009

File No. 333-156375

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.

Post-Effective Amendment No. 1 ☒

JPMorgan Insurance Trust

(Exact Name of Registrant as Specified in Charter)

1111 Polaris Parkway
Columbus, Ohio 43240

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167

(Name and Address of Agent for Service)

With copies to: Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	With copies to: Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

It is proposed that this filing will become effective immediately pursuant to Rule 462(d).

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Amendment to the Registration Statement on Form N-14 of JPMorgan Insurance Trust (the “Trust”), filed with the Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375) (the “Registration Statement”), is being filed solely to add Exhibits 12(a)-(f) to the Registration Statement. The prospectus and statement of additional information included in the Registration Statement are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Amended and Restated Declaration of Trust.

SECTION 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

SECTION 5.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

SECTION 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) Every person who is, or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claims, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof.

(ii) The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitations, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(ii) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust;

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraphs (b)(i) or (b)(ii) resulting in payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he or she did not engage in such conduct:

(A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(B) by written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of any undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 5.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 5.3, a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth in this Section 5.3, in the discretion of the Board.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	Seventh Amended and Restated Declaration of Trust, effective November 13, 2008. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375).

(2)	Amended and Restated By-Laws of JPMorgan Insurance Trust, dated January 16, 2007. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(3)	Not Applicable

(4)(a)	Form of Agreement and Plan of Reorganization between JPMorgan Insurance Trust and J.P. Morgan Series Trust II. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375).

(4)(b)	Form of Agreement and Plan of Reorganization by JPMorgan Insurance Trust on behalf of JPMorgan Insurance Trust Core Bond Portfolio and JPMorgan Insurance Trust Government Bond Portfolio. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375).

(5)	Rights of Shareholders.

THE FOLLOWING PORTIONS OF REGISTRANT’S AMENDED AND RESTATED DECLARATION OF TRUST FILED HEREWITH DEFINE THE RIGHTS OF SHAREHOLDERS:

SECTION 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

SECTION 6.1. Beneficial Interest. The interest of the beneficiaries hereunder shall be divided into transferable shares of beneficial interest, without par value, of one or more series, pursuant to Section 6.9. The Trustees may divide each series into one or more Classes. The number of shares of beneficial interest authorized hereunder is unlimited. All Shares issued hereunder including, without limitation, Shares issued in connection with a dividend in Shares or a split of Shares, shall be fully paid and non-assessable.

Without limiting the authority of the Trustees set forth in Section 6.9 to establish and designate any further series or Class or to classify or reclassify all or any part of the issued Shares of any series or Class to make them part of an existing or newly created series or Class or to amend rights and preferences of new or existing series or Class, including the following as set forth in the table below, all without Shareholder approval, there are hereby established and designated, subject to the provisions and rights of this Declaration:

Series Name	Classes
JPMorgan Insurance Trust Balanced Portfolio	Class 1
JPMorgan Insurance Trust Core Bond Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Equity Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	Class 1
JPMorgan Insurance Trust Equity Index Portfolio	Class 1
JPMorgan Insurance Trust Government Bond Portfolio	Class 1
JPMorgan Insurance Trust International Equity Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Small Cap Equity Portfolio	Class 1, Class 2

SECTION 6.2. Rights of Shareholders. The ownership of the Trust Property of every description and the right to conduct any business hereinbefore described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than the beneficial interest conferred by their Shares, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust, nor can they be called upon to assume any losses of the Trust or suffer an assessment of any kind by virtue of their ownership of Shares. The Shares shall be personal property giving only the rights in the Declaration specifically set forth. The Shares shall not entitle the holder to preference, pre-emptive, appraisal, conversion or exchange rights, except as the Trustees may determine with respect to any series of Shares.

SECTION 6.3. Trust Only. It is the intention of the Trustees to create only the relationship of Trustee and beneficiary between the Trustees and each Shareholder from time to time. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment or any form of legal relationship other than a Trust. Nothing in the Declaration shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

SECTION 6.4. Issuance or Shares. The Trustees, in their discretion, may, from time to time without vote of Shareholders, issue Shares, in addition to the then issued and outstanding Shares and Shares held in the treasury to such party or parties and for such amount and type of consideration, including cash or property, at such time or times (including, without limitation, each business day in accordance with the determination of net asset value per Share as set forth in Section 8.3 hereof), and on such terms as the Trustees may deem best, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole shares and/or 1/1,000ths of a Share or integral multiples thereof.

SECTION 6.5. Register of Shares; Share Certificates. A register will be kept at the principal office of the Trust or at an office of the Transfer Agent which shall contain the names and addresses of the Shareholders and the number of Shares held by them respectively and a record of all transfers thereof. Such register shall be conclusive as to who are the holders of the Shares and who shall be entitled to receive dividends or distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or distribution, nor to have notice given to him or her as herein or in the Bylaws provided, until he or she has given his or her address to the Transfer Agent or such other officer or agent of the Trustees as shall keep the said register for entry thereon. It is not contemplated that certificates will be issued for the Shares; however, the Trustees, in their discretion, may authorize the issuance of Share certificates and promulgate appropriate rules and regulations as to their use.

SECTION 6.6. Transfer of Shares. Shares shall be transferable on the records of the Trust only by the recordholder thereof or by his or her agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer, together with such evidence of the genuineness of each such election and authorization and of other matters as may reasonably be required. Upon such delivery, the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

Any person becoming entitled to any Shares in consequence of the death, bankruptcy, or incompetence of any Shareholder, or otherwise by operation of law, shall be recorded on the register of Shares as the holder of such Shares upon production of the proper evidence thereof to the Trustees or the Transfer Agent, but until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by notice of the proposed transfer.

SECTION 6.7. Notices. Any and all notices to which any Shareholder may be entitled and any and all communications shall be deemed duly served or given if mailed, postage prepaid, addressed to any Shareholder of record at his or her last known address as recorded on the register of the Trust.

SECTION 6.8. Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Section 2.2 hereof or as required by Section 16(a) of the 1940 Act; (ii) with respect to any investment advisory or management contract as provided in Section 4.1; (iii) with respect to termination of the Trust as provided in Section 9.2; (iv) with respect to any amendment of the Declaration to the extent and as provided in Section 9.3.; (v) with respect to any merger, consolidation or sale of assets as provided in Section 9.4; (vi) with respect to incorporation of the Trust to the extent and as provided in Section 9.5.; (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (viii) with respect to such additional matters relating to the Trust as may be required by the Declaration, the Bylaws, the 1940 Act or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to proportionate fractional vote, except that Shares held in the treasury of the Trust shall not be voted and that the Trustees may, in conjunction with the establishment of any series of Shares, establish conditions under which the several series shall have separate voting rights or no voting rights. There shall be no cumulative voting in the election of Trustees. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration or the Bylaws to be taken by Shareholders. The Bylaws may include further provisions for Shareholders’ votes and meetings and related matters.

SECTION 6.9. Series or Class Designation. The Trustees, in their discretion, may authorize the division of Shares into series or multiple Classes of the authorized series, and the different series shall be established and designated, and the variations in the relative rights and preferences as between the different series or Classes shall be fixed and determined by the Trustees, provided that all Shares shall be identical, except that there may be variations so fixed and determined between different series or Classes as to investment objective, purchase price, right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and on liquidation, conversion rights, and conditions under which the several series or Classes shall have separate voting rights. All references to Shares in the Declaration shall be deemed to be shares of any or all series or Class as the context may require.

If the Trustees shall divide the shares of the Trust into two or more series or Classes, the following provisions shall be applicable:

(a) The number of authorized shares and the number of shares of each series or Class that may be issued shall be unlimited. The Trustees may classify or reclassify any unissued shares or any shares previously issued and reacquired of any series or Class into one or more series or Class that may be established and designated from time to time. The Trustees may hold as treasury shares (of the same or some other series or Class), reissue for such consideration and on such terms as they may determine, or cancel any shares of any series reacquired by the Trust at their discretion from time to time.

(b) The power of the Trustees to invest and reinvest the Trust Property shall be governed by Section 3.2 of this Declaration with respect to the 12 existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series and the power of the Trustees to invest and reinvest assets applicable to any such additional series shall be as set forth in the instrument of the Trustees establishing such series, which is hereinafter described.

(c) All consideration received by the Trust for the issue or sale of shares of a particular series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that series for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable. Each such allocation by the Trustees shall be conclusive and binding upon the shareholders of all series for all purposes.

(d) The assets belonging to each particular series shall be charged with the liabilities of the Trust in respect of that series and all expenses, costs, charges and reserves attributable to that series, except that all expenses, costs, charges and reserves attributable solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series or Class shall be allocated and charged by the Trustees to and among any one or more of the series established and designated from time to time in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all series and Classes for all purposes. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the shareholders.

(e) All the Shares of each particular series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such series), and each Share of any particular series shall be equal to each other Share of that series. With respect to any Class of a series, each such Class shall represent interests in the assets of that series and have the same voting, dividend, liquidation and other rights and terms and conditions as each other Class of that series, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

(f) The power of Trustees to pay dividends and make distributions shall be governed by Section 8.2 of this Declaration with respect to the 12 existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series. With respect to any other series or Class, dividends and distributions on shares of a particular series or Class may be paid with such frequency as the Trustees may determine, which may be daily or otherwise, pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of shares of that series or Class, from such of the income and capital gains, accrued or realized, from the assets belonging to that series, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that series or Class. All dividends and distributions on shares of a particular series shall be distributed pro rata to the holders of that series in proportion to the number of shares of that series or Class held by all such holders at the date and time of record established for the payment of such dividends or distributions.

The dividends and distributions of investment income and capital gains with respect to Shares of a Class of a series shall be in such amount as may be declared from time to time by the Trustees, and such dividends and distributions may vary between the Classes to reflect differing allocations of the expenses of the Trust between the Classes to such extent and for such purposes as the Trustees may deem appropriate.

The establishment and designation of any additional series or Class of shares shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of such series, or as otherwise provided in such instrument. At any time that there are no shares outstanding of any particular series previously established and designated, the Trustees may, by an instrument executed by a majority of their number, abolish that series and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration.

SECTION 7.1. Redemptions. In case any Shareholder at any time desires to dispose of his or her Shares, he or she may deposit his or her certificate or certificates therefore, duly endorsed in blank or accompanied by an instrument of transfer executed in blank, or if the Shareholder has no certificates, a written request or other such form of request as the Trustees may from time to time authorized, at the office of the Transfer Agent or at the office of any bank or trust company, either in or outside of Massachusetts, which is a member of the Federal Reserve System and which the said Transfer Agent has designated in writing for that purpose, together with an irrevocable offer in writing in a form acceptable to the Trustees to sell the Shares represented thereby to the Trust at the net asset value thereof per Share, determined as provided in Section 8.1 thereof, next after such deposit. Payment for said Shares shall be made to the Shareholder within seven (7) days after the date on which the deposit is made, unless: (i) the date of payment is postponed pursuant to Section 7.2 hereof, or (ii) the receipt, or verification of receipt, of the purchase price for the Shares to be redeemed is delayed, in either of which event payment may be delayed beyond seven (7) days.

SECTION 7.2. Suspension of Right of Redemption. The Trust may declare a suspension of the right of redemption or postpone the date of payment or redemption for the whole or any part of any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing; (ii) during which trading on the New York Stock Exchange is restricted; (iii) during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (iv) during any other period when the Commission may for the protection of security holders of the Trust by order permit suspension of the right of redemption or postponement of the date of payment or redemption; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (ii), (iii), or (iv) exist. Such suspension shall take effect at such time as the Trust shall specify, but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption until the Trust shall declare the suspension at an end, except that the suspension shall terminate in any event on the first day on which said stock exchange shall have reopened or the period specified in (ii) or (iii) shall have expired (as to which, in the absence of an official ruling by the Commission, the determination of the Trust shall be conclusive). In the case of a suspension of the right of redemption, a Shareholder may either withdraw his or her request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

SECTION 7.3. Redemption of Shares; Disclosure of Holding. If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares or other securities of the Trust has or may become concentrated in any Person to an extent which would disqualify the Trust as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power by lot or other means deemed equitable by them (i) to call for redemption by any such Person of a number, or principal amount, of Shares or other securities of the Trust sufficient to maintain or bring the direct or indirect ownership of Shares or other securities of the Trust into conformity with the requirements for such qualification; and (ii) to refuse to transfer or issue Shares or other securities of the Trust to any Person whose acquisition of the Shares or other securities of the Trust in question would result in such disqualification. The redemption shall be effected at the redemption price and in the manner provided in Section 7.1.

The holders of Shares or other securities of the Trust shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares or other securities of the Trust as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other authority.

SECTION 7.4. Redemptions of Accounts of Less Than $500. The Trustees shall have the power at any time to redeem Shares of any Shareholder at a redemption price determined in accordance with Section 7.1, if at such time the aggregate net asset value of the Shares in such Shareholder’s account is less than $500. A Shareholder will be notified that the value of his or her account is less than $500 and allowed thirty (30) days to make an additional investment before redemption is processed.

SECTION 8.1. Net Asset Value. For all purposes under this Declaration of Trust, the net asset value shall be determined by the Trustees as soon as possible after the close of the New York Stock Exchange on each business day upon which such Exchange is open, such net asset value to become effective one hour after such close and remain in effect until the next determination of such net asset value becomes effective; provided, however, that the Trustees may in their discretion make a more frequent determination of the net asset value which shall become effective one hour after the time as of which such net asset value is determined.

Such net asset value shall be determined in the following manner:

(a) All securities listed on any recognized Exchange shall be appraised at the quoted closing sale prices and in the even that there was no sale of any particular security on such day the quoted closing bid price thereof shall be used, or if any such security was not quoted on such day or if the determination of the net asset value is being made as of a time other than the close of the New York Stock Exchange, then the same shall be appraised in such manner as shall be deemed by the Trustees to reflect its fair value.

All other securities and assets of the Trust, including cash, prepaid and accrued items, and dividends receivable, shall be appraised in such manner as shall be deemed by the Trustees to reflect their fair value.

(b) From the total value of the Trust Property as so determined shall be deducted the liabilities of the Trust, including reserves for taxes, and such expenses and liabilities of the Trust as may be determined by the Trustees to be accrued liabilities.

(c) The resulting amount shall represent the net asset value of the Trust Property. The net asset value of a Share of any series or Class shall be the result of the division of the net asset value of the underlying assets of that series or Class by the number of shares of that series or Class outstanding. The net asset value of the Trust Property and shares as so determined shall be final and conclusive.

SECTION 8.2. Distributions to Shareholders. The Trustees shall from time to time distribute ratably among the Shareholders such proportion of the net profits, surplus (including paid-in surplus), capital, or assets held by the Trustees as they may deem proper. Such distribution may be made in cash or property (including without limitation any type of obligations of the Trust or any assets thereof), and the Trustees may distribute ratably among the Shareholders additional Shares issuable hereunder in such manner, at such times, and on such terms as the Trustees may deem proper. Such distributions may be among the Shareholders of record at the time of declaring a distribution or among the Shareholders of record at such later date as the Trustees shall determine. The Trustees may always retain from the net profits such amount s they may deem necessary to pay the debts or expenses of the Trust or to meet obligations of the Trust, or as they may deem desirable to use in the conduct of its affairs or to retain for future requirements or extensions of the business. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem appropriate.

Inasmuch as the computation of net income and gains for Federal Income Tax purposes may vary from the computation thereof on the books, the above provisions shall be interpreted to give the Trustees the power in their discretion to distribute for any fiscal year as ordinary dividends and as capital gains distributions, respectively, additional amounts sufficient to enable the Trust to avoid or reduce liability for taxes.

SECTION 8.3. Determination of Net Income. The term “net income” with respect to a series or Class of Shares is hereby defined as the gross earnings of the series or Class, excluding gains on sales of securities and stock dividends received, less the expenses of the Trust allocated to the series or Class by the Trustees in such manner as they determine to be fair and equitable or otherwise chargeable to the series or Class. The expenses shall include (1) taxes attributable to the income of the Trust exclusive of gains on sales, and (2) other charges properly deductible for the maintenance and administration of the Trust; but there shall not be deducted from gross or net income any losses on securities, realized or unrealized. The Trustees shall otherwise have full discretion to determine which items shall be treated as income and which items as capital and their determination shall be binding upon the Beneficiaries.

SECTION 8.4. Power to Modify Foregoing Procedures. Notwithstanding any of the foregoing provisions of this Article VIII, the Trustees may prescribe, in their absolute discretion, such other bases and times for determining the per Share net asset value of the Shares or net income, or the declaration and payment of dividends and distributions s they may deem necessary or desirable. Without limiting the generality of the foregoing, the Trustees may establish additional series or Classes of Shares in accordance with Section 6.9.

SECTION 9.2. Termination of Trust. (a) The Trust, or any series or Class, must be terminated:

(i) by the affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote at any meeting of Shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series or Class of Shares, or (iii) by the Trustees by written notice to the Shareholders.

Upon the termination of the Trust:

(i) The Trust shall carry on no business except for the purpose of winding up its affairs.

(ii) The Trustees shall proceed to wind up the affairs of the Trust and all of the powers of the Trustees under this Declaration shall continue until the affairs of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect its assets, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more persons at public or private sale for consideration which may consist in whole or in part of cash, securities or other property of any kind, discharge or pay its liabilities, and to do all other acts appropriate to liquidate its business; provided that any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all the Trust Property shall require Shareholder approval in accordance with Section 9.4 hereof.

(iii) After paying or adequately providing for the payment of all liabilities, and upon receipt of such releases, indemnities and refunding agreements, as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property, in cash or in kind or partly each, among the Shareholders according to their respective rights.

(iv) After termination of the Trust and distribution to the Shareholders as herein provided, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination, and the Trustees shall thereupon be discharged from all further liabilities and duties hereunder, and the rights and interests of all Shareholders shall thereupon cease.

SECTION 9.3. Amendment Procedure. (a) This Declaration may be amended by a Majority Shareholder Vote or by any instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than a majority of the Shares outstanding and entitled to vote. The Trustees may also amend this Declaration without the vote or consent of Shareholders to designate series or Classes in accordance with Section 6.9 hereof, to change the name of the Trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or if they deem it necessary to conform this Declaration to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

(b) No amendments may be made under this Section 9.3 which would change any rights with respect to any Shares of the Trust by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

(c) A certificate signed by a majority of the Trustees setting forth an amendment and reciting that it was duly adopted by the Shareholders or by the Trustees as aforesaid or a copy of the Declaration, as amended, and executed by a majority of the Trustees, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

SECTION 9.4. Merger, Consolidation and Sale of Assets. The Trust may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust Property, including its goodwill, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose by affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series of Shares; provided, however, that, if such merger, consolidation, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, shall be sufficient authorization; and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to the statutes of the Commonwealth of Massachusetts.

SECTION 9.5. Incorporation. With the approval of the holders of a majority of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, the Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect. Nothing contained herein shall be construed as requiring approval of Shareholders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organization or entities.

ARTICLE X

Reports To Shareholders

The Trustees shall at least semi-annually submit to the Shareholders a written financial report of the transactions of the Trust, including financial statements which shall at least annually be certified by independent public accountants.

THE FOLLOWING PORTIONS OF REGISTRANT’S BYLAWS FILED HEREWITH DEFINE THE RIGHTS OF SHAREHOLDERS:

ARTICLE III

Shareholders

SECTION 1. Meetings. There is no requirement that the Trustees have annual meetings of the Shareholders. In the event the Trustees determine to have an annual meeting of the Shareholders, it shall be held at such place within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall designate. Special meetings of the Shareholders may be called at any time by a majority of the Trustees and shall be called by any Trustee upon written request of Shareholders holding in the aggregate not less than ten percent (10%) of the outstanding Shares having voting rights, such request specifying the purpose or purposes for which such meeting is to be called. Any such meeting shall be held within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall authorize. The holders of a majority of outstanding Shares present in person or by proxy shall constitute a quorum at any meeting of the Shareholders.

SECTION 2. Notice of Meetings. Notice of all meetings of the Shareholders, stating the time, place and purpose of the meeting, shall be given by the Trustees by mail to each Shareholder at his address as recorded on the register of the Trust, mailed at least ten (10) days and not more than sixty (60) days before the meeting. Only the business stated in the notice of the meeting shall be considered at such meeting. Any adjourned meeting may be held as adjourned without further notice. No notice need by given to any Shareholder who shall have failed to inform the Trust of his current address or if a written waiver of notice, executed before or after the meeting by the Shareholder or his attorney thereunto authorized, is filed with the records of the meeting.

SECTION 3. Record Date for Meetings. For the purpose of determining the Shareholders who are entitled to vote at any meeting, or to participate in any distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding thirty (30) days, as the Trustees may determine; or without closing the transfer books the Trustees may fix a date no more than ninety (90) days prior to the date of any meeting of Shareholders or distribution or other action as a record date for the determination of the persons to be treated as Shareholders of record for such purposes, except for dividend payments which shall be governed by the Declaration.

SECTION 4. Proxies. At any meeting of Shareholders, any holder of Shares entitled to vote thereat may vote by proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Trustees may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote. Each full Share shall be entitled to one vote and fractional Shares shall be entitled to a vote of such fraction. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the change or management of such Share, he may vote by his guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

SECTION 5. Quorum and Required Vote. Unless a larger quorum is expressly required by any provision of applicable 1aw, the Declaration, or these Bylaws, the presence (in person or by proxy) of a majority of the Shares entitled to vote shall constitute a quorum at a meeting of Shareholders. When any one or more series or classes of Shares is to vote as a single class separate from all other Shares, a majority of the Shares of each such series or class entitled to vote shall constitute a quorum at meeting of Shareholders of such series or class. Unless a larger vote is expressly required by any provision of applicable law, the Declaration, or these Bylaws, when a quorum is present at any meeting of Shareholders, a majority of the Shares voted (in person or by proxy) shall decide any question, including the election of any Trustee, provided that, where any provision of applicable law, the Declaration, or these Bylaws requires that the holders of any one or more series or classes of Shares shall vote as a single class separate from all other Shares, a majority of the Shares of such series or class voted on the matter, including the election of any Trustee, shall decide such matter insofar as such series or class is concerned.

SECTION 6. Adjournments. Broker non-votes, if any, will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting of Shareholders. Any business that might have been transacted at the meeting of Shareholders originally called may be transacted at any such adjourned meeting of Shareholders at which a quorum is present. Notice of adjournment of a meeting of Shareholders to another time or place does not need to be given if such time and place are announced at the meeting of Shareholders at which the adjournment is taken and the adjourned meeting of Shareholders is held within a reasonable time after the date set for the original meeting.

SECTION 7. Inspection of Records. The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation or as required by the 1940 Act.

(6)(a)	Amended and Restated Investment Advisory Agreement dated May 1, 2006 by and between JPMorgan Insurance Trust and JPMorgan Investment Advisors Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(6)(b)	Investment Advisory Agreement dated August 15, 2006 by and between JPMorgan Insurance Trust, on behalf of JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio and JPMorgan Insurance Trust Small Cap Equity Portfolio, and JPMorgan Investment Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(7)(a)	Distribution Agreement between Registrant and JPMorgan Distribution Services effective May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(7)(b)	Amended Schedule B to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(c)	Amended Schedule C to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(d)	Amended Schedule D to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(e)	Amended Schedule E to the Distribution Agreement, amended as of March 31, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(f)	Amended Schedule F to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(g)	Form of Fund Participation Agreement between a Company, the Trust, the Trust’s investment advisers, and the Trust administrator. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(8)	Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2002.

(9)(a)	Global Custody and Fund Accounting Agreement dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(9)(b)	Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(9)(c)	Amendment to Global Custody and Fund Accounting Agreement including Schedules C and D, dated as of September 1, 2007. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(9)(d)	Amendment to Global Custody and Fund Accounting Agreement including Schedules A and C, dated as of April 21, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(9)(e)	Amended Schedule A to the Global Custody and Fund Accounting Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(10)(a)	Distribution Plan for JPMorgan Insurance Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).

(10)(b)	Form of Distribution Fee Agreement. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(10)(c)	Rule 18f-3 Multi-Class Plan, adopted as of May 18, 2006, for the JPMorgan Insurance Trust. Incorporated herein reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).

(10)(d)	Exhibit A to the Rule 18f-3 Multi-Class Plan, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375).

(12)(a)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Insurance Trust Government Bond Portfolio into JPMorgan Insurance Trust Core Bond Portfolio. Filed herewith.

(12)(b)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Bond Portfolio into JPMorgan Insurance Trust Core Bond Portfolio. Filed herewith.

(12)(c)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Mid Cap Value Portfolio into JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio. Filed herewith.

(12)(d)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan International Equity Portfolio into JPMorgan Insurance Trust International Equity Portfolio. Filed herewith.

(12)(e)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Small Company Portfolio into JPMorgan Insurance Trust Small Cap Equity Portfolio. Filed herewith.

(12)(f)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan U.S. Large Cap Core Equity Portfolio into JPMorgan Insurance Trust Diversified Equity Portfolio. Filed herewith.

(13)(a)(1)	Transfer Agency Agreement dated as of February 19, 2005 between Registrant and Boston Financial Data Services, Inc. (“BFDS”) Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(13)(a)(2)	Amendment as of January 31, 2007 to the Transfer Agency Agreement between JPMorgan Funds and BFDS dated February 18, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(13)(a)(3)	Appendix A to the Transfer Agency Agreement (amended as of November 13, 2008). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(b)(1)	Administration Agreement between the Trust and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2006 (Accession Number 0001193125-06-042917).

(13)(b)(2)	Amendment, including amended Schedule A dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(13)(b)(3)	Form of Amended Schedule B to the Administration Agreement (amended as of November 13, 2008). ). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(c)(1)	Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A filed on April 28, 2006 (Accession Number 0001193125-06-092692).

(13)(c)(2)	Amendment to Securities Lending Agreement, dated September 2, 2008, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(c)(3)	Securities Lending Agency Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(c)(4)	The Third Party Securities Lending Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. ). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(d)(1)	Form of Servicing Agreement. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375).

(13)(d)(2)	Exhibit A to the Services Plan for JPMorgan Insurance Trust, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(e)(1)	Form of Fee Waiver Agreement for the Registrant's Portfolios (except JPMorgan Insurance Trust Small Cap Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio, and JPMorgan Insurance Trust International Equity Portfolio), dated May 1, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(e)(2)	Form of Fee Waiver Agreement for the Class 2 Shares of the JPMorgan Insurance Trust Small Cap Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio, and the JPMorgan Insurance International Equity Portfolio, dated May 1, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(e)(3)	Form of Fee Waiver Agreement for the Class 1 Shares of JPMorgan Insurance Trust International Equity and JPMorgan Insurance Trust Small Cap Equity Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(14)	Consent of independent registered accountant. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375).

(15)	None.

(16)(a)	Powers of Attorney for the Trustees, George C. W. Gatch and Patricia A. Maleski. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 22, 2008 (Accession No. 0001145443-08-003441; 1933 Act Registration No. 333-156375).

Item 17.   Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered trough the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, Ohio on the 4th day of May 2009.

JPMorgan Insurance Trust
(Registrant)

GEORGE C.W. GATCH*
George C.W. Gatch* President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of JPMorgan Insurance Trust has been signed below by the following persons in the capacities indicated on the 4th day of May 2009.

WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON, JR.*
William J. Armstrong Trustee	William G. Morton, Jr. Trustee

JOHN F. FINN*	ROBERT A. ODEN, JR.*
John F. Finn Trustee	Robert A. Oden, Jr. Trustee

DR. MATTHEW GOLDSTEIN*	FERGUS REID, III*
Dr. Matthew Goldstein Trustee	Fergus Reid, III Trustee and Chairman

ROBERT J. HIGGINS*
Robert J. Higgins Trustee	Frederick W. Ruebeck Trustee

FRANKIE D. HUGHES*	JAMES J. SCHONBACHLER*
Frankie D. Hughes Trustee	James J. Schonbachler Trustee

PETER C. MARSHALL*	LEONARD M. SPALDING, JR.*
Peter C. Marshall Trustee	Leonard M. Spalding, Jr. Trustee

MARILYN MCCOY*
Marilyn McCoy Trustee

Principal Accounting and Financial Officer		Principal Executive Officer

By	PATRICIA A. MALESKI*	By	GEORGE C.W. GATCH*
	Patricia A. Maleski Principal Financial Officer		George C.W. Gatch* Treasurer

*By	/s/ Elizabeth A. Davin
Elizabeth A. Davin Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

(12)(a)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Insurance Trust Government Bond Portfolio into JPMorgan Insurance Trust Core Bond Portfolio

(12)(b)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Bond Portfolio into JPMorgan Insurance Trust Core Bond Portfolio

(12)(c)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Mid Cap Value Portfolio into JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

(12)(d)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan International Equity Portfolio into JPMorgan Insurance Trust International Equity Portfolio

(12)(e)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Small Company Portfolio into JPMorgan Insurance Trust Small Cap Equity Portfolio

(12)(f)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan U.S. Large Cap Core Equity Portfolio into JPMorgan Insurance Trust Diversified Equity Portfolio